Registration Nos. 333-173642
Investment Company Act File No. 811-4175

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No. ___    ☒  Post-Effective Amendment No. 1
(Check appropriate box or boxes)
__________________________________________________________________

DREYFUS RESEARCH GROWTH FUND, INC.
(Exact Name of Registrant as Specified in its Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices:  Number,
Street, City, State, Zip Code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-173642), filed with the Securities and Exchange Commission (the "SEC") on May 23, 2011, the definitive versions of which were filed with the SEC on May 27, 2011 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a), 12(b) and 12(c) to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed June 25, 2010 (File No. 2-33733).

Item 16	Exhibits.

(1)(a)
Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on June 26, 1996.

(1)(b)	Articles Supplementary are incorporated by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on September 25, 2008.

(1)(c)	Articles of Amendment are incorporated by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on June 26, 2009.

(2)	Registrant's By-Laws, as amended and restated, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed on June 27, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization.**

(5)	Reference is made to Exhibit (1) hereof.

(6)
Management Agreement between the Registrant and The Dreyfus Corporation is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on June 26, 2007.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on June 26, 2007.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on June 26, 2007.

(7)(c)	Forms of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on June 26, 2007.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on June 29, 2004.

(10)(a)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed on June 26, 2008.

(10)(b)	Shareholder Services Plan—Class Z shares is incorporated by reference to Exhibit (h(ii) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on September 25, 2008.

(10)(c)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on September 25, 2008.

(10)(d)	Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, filed on September 25, 2008.

(10)(e)	18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed on July 15, 2009.

(11)	Opinion and Consent of Registrant's counsel.**

(12)(a)	Opinion and Consent of counsel regarding tax matters—Dreyfus Alpha Growth Fund.*

(12)(b)	Opinion and Consent of counsel regarding tax matters—Dreyfus Research Core Fund.*

(12)(c)	Opinion and Consent of counsel regarding tax matters—Dreyfus Equity Growth Fund.*

(13)	Not Applicable.

(14)(a)	Consents of Independent Registered Public Accounting Firm—Ernst & Young LLP.***

(14)(b)	Consent of Independent Registered Public Accounting Firm—KPMG LLP.***

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)(a)	Forms of Proxy.**

(17)(b)
The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed June 25, 2010 (File No. 2-33733).

__________
*	Filed herewith.

**	Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-173642), filed with the SEC on April 21, 2011.

***	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-173642), filed with the SEC on May 23, 2011.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 15th day of February, 2012.

DREYFUS RESEARCH GROWTH FUND, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	February 15, 2012
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	February 15, 2012
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	February 15, 2012
Joseph S. DiMartino

/s/ Peggy C. Davis*	Board Member	February 15, 2012
Peggy C. Davis

/s/ David P. Feldman*	Board Member	February 15, 2012
David P. Feldman

/s/ Ehud Houminer*	Board Member	February 15, 2012
Ehud Houminer

/s/ Martin Peretz*	Board Member	February 15, 2012
Martin Peretz

*By:	/s/ Jeff Prusnofksy
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and Consent of counsel regarding tax matters—Dreyfus Alpha Growth Fund.
(12)(b)	Opinion and Consent of counsel regarding tax matters—Dreyfus Research Core Fund.
(12)(c)	Opinion and Consent of counsel regarding tax matters—Dreyfus Equity Growth Fund.